Financial Risk Management And Policies (Details) - Schedule of contractual undiscounted payments - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management And Policies (Details) - Schedule of contractual undiscounted payments [Line Items]
Term loans (Including accrued interest)					$ 91,995,519
Lease liability					225,749,200	$ 228,062,524
Derivative financial instruments					1,518,249	1,190,073
Accounts payable, accruals and other payables (excluding accrued interest)	$ 93,903,217	$ 107,940,623	$ 88,342,208		115,633,080	35,946,217
Total	358,298,810		360,905,005	$ 86,970,181	434,896,048	364,646,641
Bank overdraft/ Term loans						3,745,048
(Including accrued interest)						95,702,779
On Demand [Member]
Financial Risk Management And Policies (Details) - Schedule of contractual undiscounted payments [Line Items]
Term loans (Including accrued interest)
Lease liability
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total	$ 171,343,445		182,781,617			99,447,827
Bank overdraft/ Term loans						3,745,048
(Including accrued interest)						95,702,779
Upto 1 Year [Member]
Financial Risk Management And Policies (Details) - Schedule of contractual undiscounted payments [Line Items]
Term loans (Including accrued interest)					17,834,569
Lease liability					2,359,590	2,313,324
Derivative financial instruments					1,518,249	1,190,073
Accounts payable, accruals and other payables (excluding accrued interest)					115,633,080	35,946,217
Total					137,345,488	39,449,614
Bank overdraft/ Term loans
(Including accrued interest)
1 to 5 Years [Member]
Financial Risk Management And Policies (Details) - Schedule of contractual undiscounted payments [Line Items]
Term loans (Including accrued interest)					33,610,603
Lease liability					9,919,810	9,725,304
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total					43,530,413	9,725,304
Bank overdraft/ Term loans
(Including accrued interest)
5 Years [Member]
Financial Risk Management And Policies (Details) - Schedule of contractual undiscounted payments [Line Items]
Term loans (Including accrued interest)					40,550,347
Lease liability					213,469,800	216,023,896
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total					$ 254,020,147	216,023,896
Bank overdraft/ Term loans
(Including accrued interest)